CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS	12 Months Ended
Dec. 31, 2025
Disclosure Of Accounting Judgements And Estimates Explanatory Abstract
CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS
NOTE 4 – CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS

As part of the financial reporting process, Company management is required to make estimates that affect the value of assets, liabilities, income, expenses and certain disclosures included in the Company’s consolidated financial statements. By their very nature, such accounting estimates are subjective and complex and consequently may differ from actual results. The estimates are continually evaluated and adjusted based on historical experience and other factors, including expectation of future events that are believed to be reasonable under the circumstances.

Below are the critical accounting estimates used in the preparation of the financial statements that required Company management to make assumptions involving significant uncertainty.

Impairment of indefinite-lived intangible assets

As mentioned in Notes 2e and 2f, the Company performs impairment reviews of intangible assets not subject to amortization on an annual basis, or more frequently if events or changes in circumstances indicate a potential impairment.

The recoverable amount is determined using discounted cash flow calculations. The analysis estimates the future cash flows the Company expects to derive from the asset, incorporates expectations about possible variations in the amount or timing of those future cash flows, as well as the uncertainty inherent in the asset, and the risk-adjusted cash flows are then discounted using the Company’s estimated post-tax weighted average cost of capital (“WACC”). The main estimates used in calculating the recoverable amount include the WACC estimation and the amounts and timing of projected future cash flows. Such amounts and timing are influenced by the expected outcome of development activities, the probability of success and timing in gaining regulatory approval, size of the potential market and the Company’s specific market share, either via direct sales or a potential out-licensing deal.

In light of the Company’s decision to terminate AGI-134, the value of its intangible asset was written off in its entirety in 2023.

As a result of an impairment review of its remaining rights to motixafortide in solid tumor indications in the fourth quarter of 2024, the Company recorded an impairment loss (see Note 8).

As of December 31, 2025, the Company has concluded that the value of its intangible assets is higher than their carrying value.